PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment	$ 31,081	$ 31,197
Less: accumulated depreciation and amortization	(20,163)	(15,548)
Property and equipment, net	10,918	15,649
Depreciation and amortization expenses	5,455	4,950	$ 3,567
Capitalized software development costs		1,756
Amortization expense	3,607	2,978	$ 842
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	7,212	7,004
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,703	2,836
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	8,678	8,712
Capitalized software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	12,488	12,645
Property and equipment, net	$ 4,448	$ 8,212